Document And Entity Information	6 Months Ended
Jun. 30, 2025
Document Information [Line Items]
Document Type	S-3
Entity Registrant Name	TRIO-TECH INTERNATIONAL
Entity Incorporation, State or Country Code	CA
Entity Tax Identification Number	95-2086631
Entity Address, Address Line One	Block 1008
Entity Address, City or Town	Toa Payoh North
Entity Address, Postal Zip Code	318996
City Area Code	65
Local Phone Number	6265 3300
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Central Index Key	0000732026
Amendment Flag	false